Deferred Contract Costs	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Contract Costs
Deferred Contract Costs

Deferred contract costs as of December 31, 2014 and 2013 consists of the following (in millions):

	2014	2013
Installations and conversions in progress	$17.9	$10.9
Installations and conversions completed, net	90.8	107.9
Sales commissions and other, net	104.5	88.0
Total deferred contract costs	$213.2	$206.8

Amortization of deferred contract costs was $71.5 million, $66.6 million and $73.0 million for the years ended December 31, 2014, 2013 and 2012, respectively.